Schedule of Warrants Outstanding (Details) - Exercise Price Range [Member]	May 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options/Warrants, Outstanding	5,833,334
Number of Options/Warrants, Outstanding, Exercise Price | $ / shares	$ 2.00
Number of Options/Warrants, Outstanding	2,611,930
Number of Options/Warrants, Outstanding, Exercise Price | $ / shares	$ 3.35
Number of Options/Warrants, Exercisable	8,445,264